Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Net loss for the year	$ (14,140)	$ (53,415)	$ (39,490)
Adjustments to reconcile net loss to net cash generated from/(used in) operating activities
Depreciation of property and equipment	9,277	5,824	5,595
Amortization of intangible assets	1,216	1,200	1,231
Amortization of the right-of-use assets	3,685	5,634
Allowance for credit losses	1,137	19	7,680
Impairment/(recovery) of prepayments and other assets	4,168	(2,147)	(1,516)
Loss/(gain) on disposal of property and equipment	(55)	144	37
Share-based compensation	2,310	5,428	5,294
Share of loss from equity investees			307
Investment income on short-term investments	(664)	(1,708)	(1,117)
Impairment of inventories	3,283	3,578	200
Impairment of long-term investments	794	19,831	7,794
Net unrealized gains on long-term investments	(794)	(10,907)
Investment income on disposal of long-term investment	(214)	(579)
Interest expense accrued on long-term payable	406	75	239
Deferred taxes	966	4,361	1,748
Deferred government grants	(865)	(1,735)	(1,050)
Changes in operating assets and liabilities:
Accounts receivable	5,048	(8,739)	13,256
Prepayments and other assets	(1,263)	772	(2,000)
Due from/to related parties	(8,598)	(684)	11,457
Accounts payable	(4,938)	2,086	(27,728)
Inventories	643	3,435	(10,178)
Contract liabilities	289	(664)	7,680
Income tax payable	(163)	98	(390)
Accrued liabilities and other payables	(11,707)	(12,580)	(14,657)
Lease liabilities	(3,732)	(4,976)
Net cash used in operating activities	(13,911)	(45,649)	(35,608)
Cash flows from investing activities
Purchase of short-term investments	(177,075)	(355,294)	(287,553)
Proceeds from disposal of short-term investments	167,439	450,687	223,738
Proceeds from disposal of property and equipment	721	576	442
Proceeds from disposal of long-term investments	1,076	528
Purchase of intangible assets	(59)	(433)	(2,121)
Acquisition of long-term investments		(2,838)
Repayment of loans from employees	696	711	201
Acquisition of property and equipment	(134)	(3,084)	(1,419)
Payment for constructions in progress	(13,420)	(11,593)	(2,645)
Net cash (used in)/generated from investing activities	(20,756)	79,260	(69,357)
Cash flows from financing activities
Repurchase of shares	(4,475)
Governments grants received		853	732
Contribution by non-controlling			197
Proceeds from bank borrowings	7,816	11,324
Repayment of loans due to a related party arising from a business combination	(662)
Net cash generated from financing activities	2,679	12,177	929
Net (decrease)/increase in cash, cash equivalents and restricted cash	(31,988)	45,788	(104,036)
Cash, cash equivalents, and restricted cash at beginning of year	165,448	122,930	233,479
Effect of exchange rates on cash and cash equivalents, and restricted cash	5,329	(3,270)	(6,513)
Cash, cash equivalents, and restricted cash at end of year	138,789	165,448	122,930
Supplemental disclosure of cash flow information
Income tax paid	(356)	(142)
Non cash investing and financing activities
Acquisition of property and equipment in form of other payables	(5,217)	(321)	$ (1,093)
Acquisition of right-of-use assets and lease liabilities, net off impact from lease modification	$ (3,325)	$ 2,723